Income Taxes - Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Current year	$ 4,333	$ 1,353
Adjustments to current income tax of prior years	(104)	42
Deferred:
Origination and reversal of temporary differences	(1,063)	29
Adjustments in respect of deferred income tax of prior years	54	23
Changes in tax rates and legislation	(27)	8
Movement in unrecognized deferred income tax assets	46	(4)
Total Income Tax Expense (Recovery)	$ 3,239	$ 1,451